ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions
We acquired from Golar equity interests in certain subsidiaries which own and operate the Golar Eskimo and Golar Igloo in January 2015 and March 2014, respectively.

Our Board of Directors (the "Board") and the Conflicts Committee of the Board (the "Conflicts Committee") approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist the evaluation of the transaction. The details of each transaction are as follows:

	Provisional	Final
	Golar Eskimo	Golar Igloo
(in thousands of $)	January 20, 2015	March 28, 2014
Purchase consideration (1)	227,170	156,001
Less: Fair value of net assets (liabilities) acquired:
Vessel and equipment, including allocation to charter	389,552	310,000
Fair value of interest rate swap asset	—	3,636
Long-term debt	(162,830)	(161,270)
Cash	298	682
Others	150	2,953
Subtotal	(227,170)	(156,001)
Excess of the consideration transferred and fair value of net assets acquired	—	—

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(1) The purchase consideration comprises the following:

(in thousands of $)	Golar Eskimo	Golar Igloo
Loan from Golar	220,000	—
Cash consideration paid to Golar	7,170	148,730
Adjustment for the interest rate swap asset (liability) assumed	—	3,636
Purchase price adjustments	—	3,635
	227,170	156,001

Summarized Pro Forma Financial Information
The table below shows our summarized consolidated pro forma financial information for the six months ended June 30, 2014, giving effect to our acquisition of the Golar Igloo as if it had taken place on January 1, 2014.

Six Months Ended
(in thousands of $, except per unit data)	June 30, 2014
Revenues	193,460
Net income	76,329
Earnings per unit (basic and diluted):
Common unitholders	$1.08
The table below shows our summarized consolidated pro forma financial information for the three and six months ended June 30, 2015, giving effect to our acquisition of the Golar Eskimo as if it had taken place on January 1, 2015.

(in thousands of $, except per unit data)	Three months Ended June 30, 2015	Six Months Ended June 30, 2015
Revenues	105,715	206,447
Net income	43,602	78,225
Earnings per unit (basic and diluted):
Common unitholders	$0.61	$1.20